Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 1,396,253	$ 1,506,993
Other current financial assets	312,030	230,279
Other current non-financial assets	828,760	560,786
Trade and other receivables, current	3,711,141	3,234,935
Current accounts receivable from related parties	73,759	46,950
Inventories	538,276	471,433
Current tax assets	201,740	127,880
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	7,061,959	6,179,256
Non-current assets other than assets or groups of assets for disposal classified as held for sale or for distribution to owners	520
TOTAL CURRENT ASSETS	7,062,479	6,179,256
NON-CURRENT ASSETS
Other non-current financial assets	3,473,176	2,790,863
Other non-current non-financial assets	3,145,421	2,332,856
Trade and other non-current receivables	724,851	578,524
Non-current accounts receivable from related parties	26	32
Investments accounted for using the equity method	2,369	2,273
Intangible assets other than goodwill	4,756,270	4,524,826
Goodwill	1,470,225	945,512
Property, plant and equipment	12,997,528	8,354,672
Investment property	6,272	7,942
Right-of-use assets	327,953	222,420
Deferred tax assets	992,368	994,382
TOTAL NON-CURRENT ASSETS	27,896,459	20,754,302
TOTAL ASSETS	34,958,938	26,933,558
CURRENT LIABILITIES
Other current financial liabilities	1,232,834	1,825,130
Current lease liabilities	60,687	51,495
Trade and other accounts payable, current	4,912,130	4,093,576
Current accounts payable to related parties	955,707	597,122
Other current provisions	164,844	220,425
Current tax liabilities	183,060	222,870
Other current non-financial liabilities	286,272	266,604
TOTAL CURRENT LIABILITIES	7,795,534	7,277,222
NON-CURRENT LIABILITIES
Other non-current financial liabilities	4,917,583	3,837,706
Non-current lease liabilities	187,891	91,070
Trade payables, non-current	2,689,067	2,061,475
Non-current accounts payable to related parties	1,062,498	144,391
Other long-term provisions	838,819	833,900
Deferred tax liabilities	879,400	612,953
Non-current provisions for employee benefits	1,423,481	1,624,217
Other non-current non-financial liabilities	134,572	116,961
TOTAL NON-CURRENT LIABILITIES	12,133,311	9,322,673
TOTAL LIABILITIES	19,928,845	16,599,895
EQUITY
Share and paid-in capital	15,799,499	9,763,078
Retained earnings (losses)	5,768,691	5,415,698
Treasury shares in portfolio	(272)
Other reserves	(8,735,261)	(7,072,917)
Equity attributable to shareholders of Enel Amricas	12,832,657	8,105,859
Non-controlling interests	2,197,436	2,227,804
TOTAL EQUITY	15,030,093	10,333,663
TOTAL LIABILITIES AND EQUITY	$ 34,958,938	$ 26,933,558